Basis of presentation (Details) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 MXN	Dec. 31, 2012 MXN	Apr. 29, 2013 Enlaces	Dec. 31, 2013 Enlaces USD ($)	Dec. 31, 2012 Enlaces	Dec. 31, 2013 Alterna'TV Int.	Dec. 31, 2013 Alterna'TV Corp	Dec. 31, 2013 Service Companies	Dec. 31, 2013 Satmex USA	Dec. 31, 2013 Satmex Do Brasil
Basis of presentation
Ownership percentage	100.00%		100.00%		75.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ownership interest held related to the Service Companies (as a percent)									0.03%
Cash distribution to non-controlling interest				$ 2.3
Foreign currency transactions
Rate of exchange in effect at the balance sheet date	13.0765	13.0101